Note 6 - Fair Value of Below Market Time Charters Acquired	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Below Market Time Charters Acquired [Text Block]
6.
       Fair Value of Below Market Time Charters Acquired

As part of the Trinity / Diamantis Vessel Acquisition in
August 2019
and with respect to the vessels “EM Hydra”, “EM Kea” and “EM Spetses”, which were acquired by the Company with time charter agreements attached, the Company recognized a liability of
$778,287,
included in “Fair value of below market time charters acquired” in the consolidated balance sheets, since it was determined that the respective charter rates were below market rates on the date of the transfer (Level
2
).

In addition, as part of the Synergy Vessel Acquisition in
November 2019
and with respect to the vessels “Synergy Keelung”, “Synergy Oakland” and “Synergy Busan”, which were acquired by the Company with time charter agreements attached, the Company recognized a liability of
$1,794,028,
included in “Fair value of below market time charters acquired” in the consolidated balance sheets, since it was determined that the respective charter rates were below market rates on the date of the transfer (Level
2
).

For the years ended
December 31, 2019
and
2020,
the amortization of fair value of the below market acquired time charters analyzed above was
$857,945
and
$1,714,370,
respectively, and is included under “Time charter revenue” in the consolidated statements of operations.

The unamortized balance of this intangible liability as of
December 31, 2019
of
$1,714,370
was fully amortized within
2020.